3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

direct fax: 866.422. 2114

falcoj@pepperlaw.com

April 18, 2013

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attn: Ann Dubey, Senior Counsel

Re:	KALMAR POOLED INVESTMENT TRUST

1933 Act File No. 333-13593

1940 Act File No. 811-07853

Dear Ms. Dubey:

On behalf of Kalmar Pooled Investment Trust (the “Registrant”), this letter is being filed with the Commission via EDGAR to respond to oral comments of the Commission’s staff (the “Staff”) with respect to Post-Effective Amendment No. 22 (“PEA No. 22”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”). PEA No. 22 was filed on February 19, 2013 pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”) to (i) reflect the adoption of a multiple class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the “1940 Act”) for the Kalmar “Growth-with-Value” Small Cap Fund (the “Fund”); (ii) designate the currently outstanding shares of the Fund as “Investor Class” shares; and (iii) register for offering and sale two additional classes of shares of the Fund under the 1933 Act to be designated as “Advisor Class” shares and “Institutional Class” shares.

We appreciate the opportunity to address the Staff’s comments regarding certain disclosure contained in the Fund’s Prospectus and Statement of Additional Information (“SAI”). We have organized this letter by setting forth the Staff’s comments in italicized text followed by the Registrant’s response to the Staff’s comments. Post-Effective Amendment No. 23 (“PEA No. 23”) to the Registration Statement has been filed with the Commission pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) to (i) incorporate changes discussed in this letter, (ii) to bring the financial statements of the Fund up to date, and (iii) make other non-material changes.

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www.pepperlaw.com

Division of Investment Management

U.S. Securities and Exchange Commission

April 18, 2013

*        *        *

PROSPECTUS

1.	In the fee table, the line item “Shareholder Services (non-12b-1) Fees” should be a sub-item of “Other Expenses.”

Response: The Prospectus has been revised to address the Staff’s comment.

2.	In footnote 3 to the fee table, revise to reflect that recoupment of waived or reimbursed expenses may occur at the class level.

Response: The Prospectus has been revised to address the Staff’s comment.

3.	In the section entitled “Portfolio Turnover” in the Prospectus Summary, disclose that high portfolio turnover may result in higher taxes when Fund shares are held in a taxable account.

Response: The Prospectus has been revised to address the Staff’s comment.

4.	In the “Average Annual Total Return” table, confirm that after-tax returns for calendar years ended 2013 and later will be calculated based on a highest individual marginal federal income tax that includes the 3.8% tax on net investment income imposed on certain taxpayers by the Health Care and Education Reconciliation Act of 2010.

Response: Confirmed.

5.	Present the information in footnote 1 to the Average Annual Total Returns Table as text adjacent to such table and not as a footnote.

Response: The Prospectus has been revised to address the Staff’s comment.

6.	In the section entitled “Purchase and Sale of Investor Class Shares” in the Prospectus Summary, conform the minimum investment disclosure with the information in the section entitled “How to Purchase Shares-Automatic Investment Plan.”

Response: The Prospectus has been revised to address the Staff’s comment.

7.	Remove any negative strategies from the disclosure in the “Principal Investment Strategy” section (e.g., “current income is not a factor in the selection of stocks”).

Response: The Prospectus has been revised to reflect the Staff’s comment.

Division of Investment Management

U.S. Securities and Exchange Commission

April 18, 2013

8.	Differentiate between principal and non-principal investment risks in the section entitled “Risk Factors.”

Response: The Prospectus has been revised to reflect the Staff’s comment.

9.	Consider including additional risk factors for convertible securities, warrants and rights.

Response: While permissible investments of the Fund, investment in convertible securities, warrants and rights is not a principal investment strategy of the Fund and the risks involved with such instruments are not principal risks of the Fund.

10.	In the “Financial Highlights” section, the line item “Net asset at end of year” should conform with the placement of such item indicated in Item 13(a) of Form N-1A.

Response: The Prospectus has been revised to reflect the Staff’s comment.

11.	In the sections entitled “How to Purchase Shares” and “How to Redeem Shares,” include a statement that the price at which a purchase or redemption is effected is based on the next calculated net asset value of the Fund after the order is received in good order.

Response: The Prospectus has been revised to reflect the Staff’s comment.

12.	In the section entitled, “Purchase of Shares through Financial Intermediaries,” revise the fourth sentence of the first paragraph to reflect that orders will be deemed to have been “received” by the Fund when the financial intermediary receives a redemption or purchase request in good order.

Response: The Prospectus has been revised to reflect the Staff’s comment.

13.	In the section entitled “Tax Consequences,” to the extent the Registrant offers more than one series or funds, explain the tax consequences of an exchange of the Fund’s shares for shares of another fund.

Response: The Registrant currently consists of a single series. Such disclosure will be included in future prospectuses if additional series are offered by the Registrant and an exchange privilege is applicable.

14.	The back cover page should be the last page of the printed Prospectus.

Response: The Prospectus has been revised to reflect the Staff’s comment.

Division of Investment Management

U.S. Securities and Exchange Commission

April 18, 2013

15.	The third paragraph in the section entitled “For More Information” should be revised to state “Copies of these documents, other information about the Fund and answers to questions about the Fund may be obtained without charge, upon request, by contacting:”

Response: The Prospectus has been revised to reflect the Staff’s comment.

STATEMENT OF ADDITIONAL INFORMATION

1.	The SAI discloses that the Fund may engage in short sales. Confirm that any interest expense from short sales will be included in the fee table in the Prospectus as a sub-item under “Other Expenses.”

Response: Confirmed.

2.	The fundamental policy regarding industry concentration provides that “investments in certificates of deposit and bankers’ acceptances will not be considered investments in the banking industry” for the purposes of the Fund’s industry concentration policy. The Staff believes such instruments should be considered investments in the banking industry for the purposes of the Fund’s industry concentration policy. Delete this language or provide an explanation in your response letter why such instruments should be excluded from the banking industry for purposes of the Fund’s industry concentration policy. Also, below the recital of the Fund’s fundamental policies clarify the Fund’s application of the industry concentration policy with respect to utilities, financial service companies and asset-backed securities.

Response: The Registrant is unaware of any requirement under the 1940 Act, the rules promulgated thereunder or Form N-1A that require an interpretation that certificates of deposit and bankers’ acceptances be considered investments in the banking industry. We are also unaware of any support for this interpretation in the historical views of the Staff with respect to industry concentration limits as reflected in former Guide 19 to Form N-1A.1 The Registrant believes that the Fund’s exclusion of certificates of deposits and bankers’ acceptances from the banking industry for purposes of the Fund’s concentration policy is reasonable and consistent with the Commission’s guidance. Neither the 1940 Act nor Commission guidance provides a definition of “industry.” Lacking a specific definition of industry, the practice in the mutual fund industry has been to rely on the guidelines issued by the Commission at the time of Form N-1A’s adoption. Guide 19 of those guidelines provide that:

[1]	Registration Form Used by Open-End Management Investment Companies, Investment Company Act Release No. 13436, 48 Fed. Reg. 37,928 (1983).

Division of Investment Management

U.S. Securities and Exchange Commission

April 18, 2013

In determining industry classifications, [a registrant] * * * may select its own industry classifications, but such classifications must be reasonable and should not be so broad that the primary economic characteristics of the companies in a single class are materially different.2

Consistent with that guidance and industry practice the Registrant has reasonably determined to exclude from its definition of the banking industry certificates of deposits and bankers’ acceptances since the economic characteristics of those instruments are more akin to cash or cash equivalents and thus their economic characteristics are materially different from those of equity securities of one or more banks. Further the investment return on such instruments will not be impacted by economic developments impacting the banking industry as a whole. Accordingly, the SAI has not been revised and the fundamental policy with respect to industry concentration remains unchanged.

The Prospectus has been revised to address the Staff’s comment to clarify the Fund’s application of the industry concentration policy with respect to utilities, financial service companies and asset-backed securities. For the purposes of the Fund’s fundamental policy regarding industry concentration, the Fund views utilities to be a broader category than an industry and accordingly, (i) utilities are assigned an industry classification based on the service provided (e.g., the gas utilities industry is a different industry than the electric utility industry); (ii) financial services companies are assigned an industry classification based on the end users of the services provided (e.g., a commercial lender will be classified in a different industry than a credit card company); (iii) an asset-backed security will be classified according to the underlying asset securing a security (e.g., an asset-backed security secured by automobile loans will be classified in a different industry than a mortgage-backed security.

[2]	Id.

Division of Investment Management

U.S. Securities and Exchange Commission

April 18, 2013

3.	For the most recently completed fiscal year, disclose the information required under Item 17(c) regarding compensation paid by the Fund to an officer of the Registrant, including the Registrant’s Chief Compliance Officer if such compensation exceeds $60,000.

Response: To the extent that compensation paid by the Fund to an officer of the Fund, directly or indirectly, exceeds $60,000 the Fund will provide the information required by Item 17(c).

4.	To the extent an entity controls the Fund, confirm that the Registrant will disclose the jurisdiction in which such entity was organized.

Response: Confirmed.

5.	Conform the disclosure regarding the Fund’s Investment Committee in the SAI to be consistent with the Prospectus disclosure regarding the Fund’s portfolio managers.

Response: The Prospectus and SAI have been revised to reflect the Staff’s comment.

6.	Provide a description of the services performed by the Fund’s independent registered public accounting firm.

Response: The SAI has been revised to reflect the Staff’s comment.

7.	Provide the disclosure required with respect to Item 18(c) with respect to fund expenses paid by third parties, including, if applicable, expenses paid by the investment adviser to compensate the principal underwriter.

Response: The SAI has been revised to reflect the Staff’s comment.

8.	In the section entitled “Portfolio Brokerage and Turnover,” delete the first sentence of the fourth paragraph.

Response: The SAI has been revised to reflect the Staff’s comment.

9.	In the section entitled “Shareholder Services Plan, revise the first sentence of the third paragraph to state that the Fund “will” pay a shareholder service fee rather than “may” pay such fee.

Response: The SAI has been revised to address the Staff’s comment.

10.	In the “Taxes” section of the SAI, either remove the tax discussion regarding swaps and real estate investment trusts, or, if permissible, add as investment strategy in the SAI under “Investment Strategies”.

Response: The SAI has been revised to state that the Fund is authorized to pay a shareholder service fee.

Division of Investment Management

U.S. Securities and Exchange Commission

April 18, 2013

11.	Confirm that the Fund will include or incorporate by reference its financials for the fiscal year ended December 31, 2012.

Response: Confirmed.

*        *        *

As counsel to the Registrant, we reviewed the Amendment and hereby represent that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the Securities Act. This letter incorporates by reference the “Tandy Letter” signed by an officer of the Registrant and attached hereto as Exhibit A.

Please direct any questions concerning this letter to the undersigned at 215.981.4659 or John M. Ford, Esq. at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

Mr. Ford B. Draper, Jr., President of the Registrant
cc:	John M. Ford, Esq.

KALMAR POOLED INVESTMENT TRUST

3701 Kennett Pike

Wilmington, DE 19807

April 18, 2013

Division of Investment Management U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Attention: Ann Dubey, Senior Counsel

Re:	Kalmar Pooled Investment Trust (the “Registrant”)
File Nos. 333-13593 and 811-07853

Dear Ms. Dubey:

In connection with the Registrant’s response to certain oral comments received from the staff of the Commission with respect to Post-Effective Amendment No. 22 to the Registrant’s registration statement on Form N-1A filed with the Commission on February 19, 2013, respectively (the “Amendment”), the Registrant is providing the following statement, as instructed:

The Registrant acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in the Amendment, (ii) Commission staff comments or changes to disclosure in response to staff comments in the Amendment reviewed by the staff do not foreclose the Commission from taking any action with respect to the Amendment, and (iii) the Registrant may not assert staff comments with respect to the Amendment as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions concerning this letter to John P. Falco, Esq. of Pepper Hamilton LLP, counsel to the Registrant, at 215.981.4659 or, in his absence to John M. Ford, Esq. of Pepper Hamilton LLP at 215.981.4009.

Very truly yours,

/s/ Ford B. Draper, Jr.

Ford B. Draper, Jr.

President

Cc:	John P. Falco, Esq.
John M. Ford, Esq.